Equity (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
The ordinary shares and convertible preferred shares are classified as equity.

The ordinary shares and convertible preferred shares are classified as equity.

Number of shares	As at December 31,
	2021	2020
Ordinary shares issued (€0.15 par value per share)	105,190,223	90,950,048
Convertible preferred shares registered	48,862	20,514
Total shares issued	105,239,085	90,970,562
Less Treasury shares	(124,322)	(146,322)
Outstanding shares	105,114,763	90,824,240

Schedule of other reserves

5.22.1	Other reserves

€ in thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
Balance as at January 1, 2020	52,820	(4,836)	(1,112)	8,357	(9,474)	45,756
Currency translation differences	—	2,438	—	—	—	2,438
Defined benefit plan actuarial losses	—	(78)	—	—	—	(78)
Share-based compensation expense:
- value of services	—	—	—	4,012	—	4,012
Purchase/sale of treasury shares	—	—	215	—	—	215
Balance as at December 31, 2020	52,820	(2,474)	(898)	12,368	(9,474)	52,342

€ in thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
Balance as at January 1, 2021	52,820	(2,474)	(898)	12,368	(9,474)	52,342
Currency translation differences	—	(2,877)	—	—	—	(2,877)
Defined benefit plan actuarial gains	—	205	—	—	—	205
Share-based compensation expense:
- value of services	—	—	—	2,632	—	2,632
Purchase/sale of treasury shares	—	—	253		(43)	209
Balance as at December 31, 2021	52,820	(5,146)	(645)	15,000	(9,517)	52,512